Retirement benefit obligations - Disclosure of changes in projected benefit obligation (Details) - RETIREMENT BENEFIT OBLIGATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 610	€ 693	€ 745
Service cost	109	143	166
Interest cost	23	8	4
Benefits paid			(53)
Actuarial gains and losses	(112)	(235)	(169)
Net defined benefit liability (asset) at end of period	€ 629	€ 610	€ 693